Investments	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments [Abstract]
Investments	Investments
As of and for the year ended December 31, 2024:

In $000s	Jan. 1, 2024	Additions	Disposals	Transfers	Fair Value Adjustment	Accretion	Dec. 31, 2024

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$9,770	$—	$(6,954)	$9,701	$(5,626)	$—	$6,891
Loans receivable[3]	18,630	210	(19,047)	—	—	439	232
Total short-term investments	$28,400	$210	$(26,001)	$9,701	$(5,626)	$439	$7,123

LONG-TERM INVESTMENTS
Common shares[2]	$17,682	$11,009	$(15,246)	$—	$5,062	$—	$18,507
Warrants and other[1]	1,628	84	—	—	574	—	2,286
Convertible debt instruments[1]	211,164	20,222	(14,354)	(9,701)	424	—	207,755
Total long-term investments	$230,474	$31,315	$(29,600)	$(9,701)	$6,060	$—	$228,548
Total investments	$258,874	$31,525	$(55,601)	$—	$434	$439	$235,671
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Accretion recorded within Net Income (loss) for the period.
In January 2024, Sandstorm restructured its existing Mercedes streams and certain Bear Creek investments; refer to note 5 for further details. As a result of the amendment, the Company derecognized a $14.4 million loan receivable and recognized additions to the Bear Creek convertible debentures of $18.3 million, recorded at fair value through profit and loss.
In June 2024, Versamet settled the remaining balance of its debenture due to Sandstorm by issuing common shares to Sandstorm with a fair value of $14.2 million in accordance with the terms of the debenture agreement; refer to note 6 for further details.
As of and for the year ended December 31, 2023:

In $000s	Jan. 1, 2023	Additions	Disposals	Transfers	Fair Value Adjustment	Accretion	Dec. 31, 2023

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$1,272	$8,875	$(6,573)	$6,196	$—	$—	$9,770
Loans receivable[3]	2,501	16,439	(1,054)	—	—	744	18,630
Total short-term investments	$3,773	$25,314	$(7,627)	$6,196	$—	$744	$28,400

LONG-TERM INVESTMENTS
Common shares[2]	$19,025	$8,590	$(1,376)	$—	$(8,557)	$—	$17,682
Warrants and other[1]	2,088	—	(540)	—	80	—	1,628
Convertible debt instruments[1]	105,004	114,001	(17,236)	(6,196)	15,591	—	211,164
Total long-term investments	$126,117	$122,591	$(19,152)	$(6,196)	$7,114	$—	$230,474
Total investments	$129,890	$147,905	$(26,779)	$—	$7,114	$744	$258,874
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Accretion recorded within Net Income (loss) for the period.

In June 2023 and as described in note 5 above, Sandstorm received a debenture with a face value of $149.1 million as consideration for the partial sale of its Antamina NPI to Horizon Copper. The debenture has a 10 year term and bears stated interest at approximately 3%. Principal repayments are subject to a cash sweep of the excess cash flow Horizon Copper receives from the 1.66% Antamina NPI after the Antamina silver stream and Antamina residual royalty obligations are paid and prepayment can occur at any time prior to maturity without penalty, unless it is agreed by both parties that these amounts can be retained and used for Hod Maden development costs and other expenditures. The debenture is measured at fair value through profit and loss and its fair value at the time of the transaction was $122.7 million measured using a discount rate of approximately 6% and assumptions related to production and revenues at Antamina consistent with those described further in note 5.
Also, during the year ended December 31, 2023, Versamet issued approximately 33.8 million common shares to Sandstorm with a total value of $17.2 million as repayment for a portion of the convertible promissory note due from Versamet to Sandstorm.